Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses	$ 37,191,000	$ 36,640,000	$ 8,003,000
Finance costs, net	(652,000)	(9,738,000)	35,000
Other income, net	1,140,000	1,069,000	594,000
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets	8,171,000	2,955,000	1,403,000
Total assets	143,855,000	49,918,000
Operating lease liabilities	8,239,000	3,068,000	1,415,000
Non-current operating lease liabilities	6,063,000	2,083,000
Adjustment to accumulated deficit	(222,815,000)	(186,174,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 143,855,000	49,918,000
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		(9,000)	(124,000)
Finance costs, net		2,031,000	57,000
Other income, net		2,000	(3,000)
Loss before income tax		21,436,000	92,397,000
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets		292,000
Total assets		(764,000)
Non-current operating lease liabilities		175,000
Adjustment to accumulated deficit		111,578,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		(764,000)
Adjustments/ Reclassifications | IFRS Impact on Leases
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		71,000	12,000
Finance costs, net		(49,000)	(57,000)
Other income, net		(2,000)	3,000
Loss before income tax		20,000	$ (42,000)
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets		292,000
Total assets		292,000
Operating lease liabilities		94,000
Non-current operating lease liabilities		175,000
Adjustment to accumulated deficit		23,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		$ 292,000